Financial assets, liabilities and financial result (excluding Orange Bank) - Investment securities FVOCI - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 1,067	€ 1,878	€ 144
Acquisition			2,462
Change in fair value		20	1
Sales		570
Financial assets at end of period	5,057	1,067	€ 1,878
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets at end of period	254
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	208
Acquisition	75
Change in fair value	22
Sales	7
Financial assets at end of period	€ 254	€ 208